Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class
Prospectus Supplement

March 1, 2011

Morgan Stanley Institutional Liquidity Funds

Supplement dated March 1, 2011 to each Morgan Stanley Institutional Liquidity Funds Prospectus dated February 28, 2011, relating to the Treasury Securities Portfolio of each of the:

Institutional Class

Institutional Select Class

Administrative Class

Advisory Class

Investor Class

Participant Class

Cash Management Class
(each, a "Class")

Morgan Stanley Institutional Liquidity Funds is not currently offering shares of any Class of the Treasury Securities Portfolio to investors.

Please retain this supplement for future reference.

  LFMULTICLSSPT 3/11